Unaudited Condensed Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
General and administrative expenses - related party	[1]	$ 1,276	$ 1,296

[1]	General and administrative expenses: This line item mainly includes fees relating to internal audit, investor relations and consultancy fees.